Stockholders' Equity / (Deficit), Shares Authorized and Common Stock, Public Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021	Apr. 09, 2021
Stockholders' Equity (Deficit) [Abstract]
Shares authorized (in shares)		111,000,000
Common stock, shares authorized (in shares)		110,000,000	110,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common Stock [Abstract]
Common stock, shares issued (in shares)		51,253,591	25,033,398	5,124,846
Common stock, shares outstanding (in shares)		51,253,591	25,033,398
Warrants [Abstract]
Proceeds from exercise of warrants		$ 262,177	$ 0
Common Stock [Member]
Warrants [Abstract]
Number of shares called by each warrant (in shares)			1
Increase in shares outstanding (in shares)		22,798
Public Warrants [Member]
Common Stock [Abstract]
Common stock, shares issued (in shares)					22,798
Warrants [Abstract]
Warrants outstanding (in shares)		22,029,279	22,052,077
Exercise price of warrant (in dollars per share)	$ 11.50		$ 11.50
Period to exercise warrants after business combination		30 days
Expiration period of warrants		5 years
Warrant holders exercised options to purchase additional shares (in shares)	22,798
Proceeds from exercise of warrants	$ 262,177
Increase in shares outstanding (in shares)	22,798
Warrant redemption price (in dollars per share)		$ 0.01
Notice period to redeem warrants		30 days
Share price (in dollars per share)		$ 18.00
Threshold trading days		20 days
Threshold consecutive trading days		30 days
Public Warrants [Member] | Minimum [Member]
Warrants [Abstract]
Percentage of company's stockholders		50.00%